Stockholders' Equity - Common Stock Reserved For Future Issuance (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Feb. 04, 2022
Stock options outstanding	11,729
Stock options available for future grants	67
Common Stock	25,086	42,961	42,924
Total	46,316
Class One Common Stock [Member]
Common Stock	28,564
Class Three Common Stock [Member]
Common Stock	5,956